Shareholder Report, Line Graph (Details) 193023_Tortoise AI Infrastructure ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Aug. 04, 2025	Nov. 30, 2025
Tortoise AI Infrastructure ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Tortoise AI Infrastructure ETF NAV
Accumulated Value	$ 10,000	$ 12,401
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,865